Label	Element	Value
Predecessor [Member]
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	$ 2,284,426,000
Successor [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	2,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	7,319,000
AOCI Attributable to Parent [Member] | Successor [Member]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParent	140,685,000
Additional Paid-in Capital [Member] | Successor [Member]
Warrant Exercises Cost	trco_WarrantExercisesCost	(10,000)
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	2,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	7,319,000
Retained Earnings [Member] | Successor [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ 241,555,000
Common Class A [Member] | Successor [Member]
Stock Issued During Period, Shares, Exercise of Warrants	trco_StockIssuedDuringPeriodSharesExerciseofWarrants	9,787,000
Warrant Exercises Cost	trco_WarrantExercisesCost	$ 10,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	1,389,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	$ 1,000
Common Class B [Member] | Successor [Member]
Stock Issued During Period, Shares, Exercise of Warrants	trco_StockIssuedDuringPeriodSharesExerciseofWarrants	119,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(1,389,000)
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	$ (1,000)